Tax Matters - Taxes on Items of Other Comprehensive Income/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments(a)	$ 42	[1]	$ 111	[1]	$ 110	[1]
Unrealized holding gains on derivative financial instruments, net	(199)		217		251
Reclassification adjustments for realized (gains)/losses	262		(63)		(144)
Other comprehensive income (loss), derivatives qualifying as hedges, tax, total	63		154		107
Unrealized holding gains/(losses) on available-for-sale securities, net	(56)		57		15
Reclassification adjustments for realized (gains)/losses	10		(57)		47
Other comprehensive income (loss), available-for-sale securities, tax, total	(46)		0		62
Benefit plans: actuarial gains/(losses), net	(1,416)		1,422		(721)
Reclassification adjustments related to amortization	61		205		171
Reclassification adjustments related to settlements, net	35		2		105
Other	61		2		15
Defined benefit plan, amounts recognized in other comprehensive income (loss), net actuarial gain (loss), tax	(1,258)		1,631		(430)
Benefit plans: prior service credits and other, net	281		56		7
Reclassification adjustments related to amortization	(28)		(23)		(27)
Reclassification adjustments related to curtailments, net	0		(1)		(51)
Other	(1)		0		(3)
Other comprehensive income (loss), pension and other postretirement benefit plans, net prior service cost (credit), tax	253		32		(74)
Tax provision/(benefit) on other comprehensive income/(loss)	$ (946)	[2],[3]	$ 1,928	[2],[3]	$ (225)	[2],[3]

[1]	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.
[2]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).
[3]	Amounts may not add due to rounding.